Capital Stock - Summary of Changes in Capital Stock Issued and Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of classes of share capital [line items]
Ending balance	73,122,989
Repurchased under the NCIB	$ (3.7)
Ending balance	$ 279.5
Subordinate voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	34,512,399	34,808,553
Issued upon exercise of stock options	576,632	422,087
Issued in exchange of multiple voting shares	3,700,154	1,628,558
Repurchased under the NCIB	(485,400)	(2,346,799)
Ending balance	38,303,785	34,512,399
Beginning balance	$ 247.9	$ 245.3
Issued upon exercise of stock options	32.2	19.1
Issued in exchange of multiple voting shares	0.3	0.1
Repurchased under the NCIB	(3.7)	(16.6)
Ending balance	$ 276.7	$ 247.9
Multiple voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	38,519,358	40,147,916
Exchanged for subordinate voting shares	(3,700,154)	(1,628,558)
Ending balance	34,819,204	38,519,358
Beginning balance	$ 3.1	$ 3.2
Exchanged for subordinate voting shares	(0.3)	(0.1)
Ending balance	$ 2.8	$ 3.1